Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
Summary of Revenue

Starting from 2018

	Year Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$214,461	$206,360
Other revenues
Rental income	640	818
Other	382	342
	1,022	1,160
Total	$215,483	$207,520

Summary of Disaggregation of Revenue
a.	Disaggregation of revenue

2018

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$63,906	$—	$—	$—	$63,906
Sales of products	1,731	35,702	4	251	3,601	41,289
Local telephone and domestic long distance telephone services revenue	29,996	—	—	—	—	29,996
Broadband access and domestic leased line services revenue	22,453	—	—	—	—	22,453
Data Communications internet services revenue	—	—	21,137	—	—	21,137
International network and leased telephone services revenue	—	—	—	8,724	—	8,724
Others	11,923	1,269	8,509	4,449	806	26,956
	$66,103	$100,877	$29,650	$13,424	$4,407	$214,461

2019

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$58,703	$—	$—	$—	$58,703
Sales of products	1,957	35,545	41	265	3,785	41,593
Local telephone and domestic long distance telephone services revenue	27,929	—	—	—	—	27,929
Broadband access and domestic leased line services revenue	22,116	—	—	—	—	22,116
Data Communications internet services revenue	—	—	21,003	—	—	21,003
International network and leased telephone services revenue	—	—	—	7,066	—	7,066
Others	13,064	1,142	8,790	4,144	810	27,950
	$65,066	$95,390	$29,834	$11,475	$4,595	$206,360

Summary of Contract Balances
b.	Contract balances

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 10)	$30,076	$26,408
Contract assets
Products and service bundling	$7,123	$6,943
Other	109	116
Less : Loss allowance	(19)	(17)
	$7,213	$7,042
Current	$4,869	$4,441
Noncurrent	2,344	2,601
	$7,213	$7,042
Contract liabilities
Telecommunications business	$8,193	$12,772
Project business	4,508	10,360
Products and service bundling	106	39
Other	476	510
	$13,283	$23,681
Current	$10,688	$16,840
Noncurrent	2,595	6,841
	$13,283	$23,681

Summary of Changes in Contract Assets and Contract Liabilities	Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

	Year Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$4,126	$6,066
Reclassified to trade receivables	(7,532)	(6,405)
	$(3,406)	$(339)
Contract liabilities
Net increase of customer contracts	$16	$22
Recognized as revenues	(194)	(89)
	$(178)	$(67)

Summary of Revenue Recognized

Revenue recognized for the period that was included in the contract liability at the beginning of the period was as follows:

	Year Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)
Telecommunications business	$7,157	$6,186
Project business	627	3,973
Others	324	404
	$8,108	$10,563

Summary of Incremental Costs of Obtaining Contracts
c.	Incremental costs of obtaining contracts
	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Noncurrent
Incremental costs of obtaining contracts	$1,335	$943